Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	6 Months Ended
	Sep. 14, 2020	Jan. 10, 2017	May 01, 2016	Sep. 16, 2020	Jun. 30, 2022	Jun. 30, 2021
Shareholders' Equity (Details) [Line Items]
ordinary shares are available for future grants (in Shares)					5,096,958
Unrecognized compensation expense					$ 15,258
Weighted average vesting period					3 years 5 months 19 days
Weighted average fair value of shares vested (in Dollars per share)					$ 53
Weighted average fair value of shares forfeited (in Dollars per share)					$ 67.45
Warrants to purchase ordinary shares (in Shares)	3,401,060
Exercise price (in Dollars per share)	$ 59.26
Vesting payments	$ 5,000		$ 5,000
Class of warrant exercisable (in Shares)				2,162,463	1,088,332
Ordinary shares received exercise (in Shares)				1,689,942
Purchased products and services	$ 400,000
Recognized reduction revenues					$ 12,521	$ 9,711
Master Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Warrants to purchase ordinary shares (in Shares)		2,932,176
Exercise price (in Dollars per share)		$ 13.04
Payments for purchased products and services			$ 150,000
Class of warrant exercisable (in Shares)					769,692
Restricted Stock Units [Member]
Shareholders' Equity (Details) [Line Items]
Options exercisable, description					The terms of option grants generally provide that 25% of total options are exercisable one year after the grant or vesting start date determined for each optionee and a further 6.25% is exercisable at the end of each subsequent three-month period over the following 3 years. Options are exercisable for up to 10 years from the grant date. Options that are cancelled or forfeited before expiration become available for future grants.
Weighted average vesting period					4 years
Unrecognized compensation expense					$ 45,073
Weighted average vesting period					2 years 10 months 24 days
Weighted average fair value of options granted (in Dollars per share)					$ 82.02